Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

The numerators and denominators of the basic and diluted net income (loss) per share were computed for the periods presented as follows:

	Successor
		Period from
	Year Ended	February 10, 2020 to
	December 31, 2021	December 31, 2020
Numerator:
Net income (loss)	$(61,537)	$(14,374)
Denominator:
Weighted average shares outstanding – basic and diluted	45,082,544	37,200,000
Basic and diluted net income (loss) per share	$(1.36)	$(0.39)